Income Taxes - Summary of Reconciliation of Income Tax Provision to Amount Computed by Applying Statutory Income Tax Rate to Income Before Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Profit before income taxes	$ 4,036	$ 3,596	$ 3,095
Enacted tax rates in India	34.94%	34.94%	34.94%
Computed expected tax expense	$ 1,410	$ 1,256	$ 1,083
Tax effect due to non-taxable income for Indian tax purposes	(395)	(346)	(383)
Overseas taxes	132	95	98
Tax provision (reversals)	(36)	(47)	(52)
Effect of differential overseas tax rates	(26)	(17)	(11)
Effect of exempt non-operating income	(7)	(5)	(6)
Effect of unrecognized deferred tax assets	10	1	7
Effect of non-deductible expenses	22	20	17
Impact of change in tax rate	(13)
Others	(29)	16	4
Income tax expense	$ 1,068	$ 973	$ 757